Segment Reporting Information, by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Segment Reporting Information [Line Items]
Total sales	$ 1,564.0	$ 771.4	$ 880.2	$ 993.6	$ 1,513.3	$ 716.2	$ 853.9	$ 900.0	$ 4,209.2	$ 3,983.4	$ 3,749.2
Total operating income									570.5	560.5	507.4
Total depreciation and amortization									110.2	99.4	92.4
Total capital additions									152.7	134.2	97.8
Total assets	4,029.2				3,719.0				4,029.2	3,719.0	3,611.4
Total long-lived assets	514.4				455.0				514.4	455.0	383.4
Total liabilities	1,466.1				1,389.1				1,466.1	1,389.1	1,332.3
Operating Segments
Segment Reporting Information [Line Items]
Total sales									4,209.2	3,983.4	3,749.2
Operating Segments | US
Segment Reporting Information [Line Items]
Total sales									3,517.6	3,273.9	3,034.1
Total operating income									553.2	547.8	478.0
Total depreciation and amortization									88.8	75.9	69.0
Total capital additions									134.2	110.9	75.6
Total assets	3,311.0				2,979.2				3,311.0	2,979.2	2,747.5
Total long-lived assets	423.6				377.5				423.6	377.5	305.8
Total liabilities	1,299.3				1,243.4				1,299.3	1,243.4	1,166.3
Operating Segments | UNITED KINGDOM
Segment Reporting Information [Line Items]
Total sales									685.6	709.5	715.1
Total operating income									42.4	40.0	56.1
Total depreciation and amortization									21.4	23.5	23.4
Total capital additions									18.4	23.1	22.2
Total assets	484.6				449.9				484.6	449.9	427.3
Total long-lived assets	81.1				76.8				81.1	76.8	77.0
Total liabilities	139.3				116.9				139.3	116.9	146.2
Operating Segments | Other
Segment Reporting Information [Line Items]
Total sales									6.0
Total operating income									(25.1)	(27.3)	(26.7)
Total capital additions									0.1	0.2
Total assets	233.6				289.9				233.6	289.9	436.6
Total long-lived assets	9.7				0.7				9.7	0.7	0.6
Total liabilities	$ 27.5				$ 28.8				$ 27.5	$ 28.8	$ 19.8